PROPERTY, PLANT AND EQUIPMENT - Impairment Loss (Reversal) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Increase to discount rate	1.00%
Decrease in discount rate	1.00%
South Central
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit		$ 64.0
Impairment loss		43.0
Cash Generating Unit, North Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	$ 5.3
Impairment loss	12.2	0.0
Increase to impairment loss	0.3
Central Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal) – PP&E		307.0
Recoverable amount of asset or cash-generating unit		1,300.0
Cash Generating Unit, South Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	1.4
Impairment loss	1.0	$ 0.0
Increase to impairment loss	$ 0.1
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	15.00%
Discount rate used in current measurement of fair value less costs of disposal		10.00%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	20.00%
Discount rate used in current measurement of fair value less costs of disposal		20.00%